Condensed Consolidated Balance Sheets (Parenthetical) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023	Jul. 02, 2023
Statement of Financial Position [Abstract]
Accumulated amortization of intangible assets	$ 318	$ 306	$ 295
Preferred stock, par value (in dollars per share)	$ 1.00	$ 1.00	$ 1.00
Common stock, par value (in dollars per share)	$ 0.025	$ 0.025	$ 0.025
Common stock, shares authorized (in shares)	280,000,000	280,000,000	280,000,000
Common stock, shares issued (in shares)	84,327,731	84,124,014	83,464,774
Common stock, shares outstanding (in shares)	84,327,731	84,124,014	83,464,774